Leases (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets	The movement in the right-of-use assets is as follows:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	505	569
Additions	393	290
Acquired through MAC Copper acquisition (refer to note 13)	277	—
Modifications	—	11
Depreciation	(312)	(258)
Terminations	(177)	(77)
Translation	(40)	(30)
Balance at end of year	646	505

Disclosure of quantitative information about leases for lessee	The movement in the lease liabilities is as follows:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	436	506
Additions	392	250
Modifications	—	11
Acquired through MAC Copper acquisition (refer to note 13)	277	—
Interest expense on lease liabilities	51	28
Lease payments made	(465)	(319)
Terminations	—	(10)
Translation	(25)	(30)
Balance at end of year	666	436
Current portion of lease liabilities	319	206
Non-current portion of lease liabilities	347	230

Disclosure Of Maturity Analysis of Capitalised Leases	The maturity of the group's undiscounted lease payments is as follows:

	SA Rand
Figures in million	2026	2025
Less than and including one year	334	208
Between one and five years	311	168
Five years and more	115	146
Total	760	522

Disclosure of qualitative information about leases for lessee Income Statement	The amounts included in the income statement relating to leases:

	SA Rand
Figures in million	2026	2025
Depreciation of right-of-use assets (a)	312	258
Interest expense on lease liabilities (b)	51	28
Short-term leases expensed (c)	406	310
Leases of low value assets expensed (c)	181	49
Variable lease payments expensed (c),(d)	3 564	2 632
(a)Included in depreciation and amortisation.
(b)Included in finance costs.
(c)Included in production costs and corporate, administration and other expenditure.
(d)These payments relate mostly to mining and drilling contracts as well as contracts for transportation of marginal gold ore.
Variable lease payments comprise 77% of the total lease payments made during the period. The majority of the variable lease payments made relate to the contracting of specialists for mining operations at Harmony's open-pit mines and are determined on a per tonne or square metre basis.

Disclosure of lease payments	The total cash outflows relating to leases are:

	SA Rand
Figures in million	2026	2025
Principal and interest payments made for lease liabilities	465	319
Short-term lease payments	406	310
Lease payments of low value assets	181	49
Variable lease payments	3 564	2 632
Total cash outflows for leases	4 616	3 310
During 2022, Harmony reached financial close on three 15-year term power purchase agreements for the procurement of electricity from 30 MW photovoltaic generation facilities. These agreements constitute variable lease contracts that Harmony is committed to.
The variable lease payments from these contracts are determined with reference to the quantity of megawatt hours (MWh)
generated by the facilities. The commercial operating date for the three plants was achieved during August 2023. The variable lease payments incurred as it relates to these power purchase agreements amounted to R77 million (2025: R78 million).